Quarterly Holdings Report
for
Fidelity® Water Sustainability Fund
August 31, 2025
DSW-NPRT1-1025
1.9897401.105
Common Stocks - 97.7%
	Shares	Value ($)
BRAZIL - 5.2%
Utilities - 5.2%
Water Utilities - 5.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	200,663	4,533,363
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	113,416	2,568,872

TOTAL BRAZIL		7,102,235
FRANCE - 4.9%
Utilities - 4.9%
Multi-Utilities - 4.9%
Veolia Environnement SA	200,384	6,617,837
ITALY - 1.3%
Industrials - 1.3%
Machinery - 1.3%
Interpump Group SpA	37,397	1,776,280
JAPAN - 2.5%
Industrials - 2.5%
Machinery - 2.5%
Kurita Water Industries Ltd	75,184	2,544,213
Organo Corp	11,799	891,328

TOTAL JAPAN		3,435,541
KOREA (SOUTH) - 0.8%
Consumer Discretionary - 0.8%
Household Durables - 0.8%
Coway Co Ltd	14,997	1,121,199
SWITZERLAND - 7.4%
Industrials - 7.4%
Building Products - 4.6%
Belimo Holding AG	1,221	1,342,848
Geberit AG	6,671	4,887,259
		6,230,107
Machinery - 2.8%
Georg Fischer AG	23,262	1,857,704
Sulzer AG	10,540	1,973,245
		3,830,949
TOTAL SWITZERLAND		10,061,056
UNITED KINGDOM - 14.4%
Utilities - 14.4%
Water Utilities - 14.4%
Pennon Group PLC	229,120	1,466,638
Severn Trent PLC	262,245	9,166,086
United Utilities Group PLC	577,310	8,973,360

TOTAL UNITED KINGDOM		19,606,084
UNITED STATES - 61.2%
Energy - 0.8%
Energy Equipment & Services - 0.8%
TETRA Technologies Inc (a)	235,376	1,106,267
Industrials - 48.0%
Building Products - 4.0%
Advanced Drainage Systems Inc	37,577	5,409,961
Commercial Services & Supplies - 4.4%
Montrose Environmental Group Inc (a)	97,130	3,016,858
Tetra Tech Inc	7,534	274,388
Veralto Corp	25,454	2,702,960
		5,994,206
Construction & Engineering - 2.5%
Valmont Industries Inc	9,150	3,359,148
Electrical Equipment - 1.9%
Emerson Electric Co	19,544	2,579,808
Machinery - 26.7%
Chart Industries Inc (a)	19,800	3,947,328
Dover Corp	9,481	1,695,772
Energy Recovery Inc (a)	12,397	176,161
Flowserve Corp	34,444	1,848,265
Ingersoll Rand Inc	43,179	3,429,708
ITT Inc	8,373	1,425,503
Mueller Water Products Inc Class A1	86,430	2,278,295
Parker-Hannifin Corp	1,733	1,315,954
Pentair PLC	81,405	8,753,480
Watts Water Technologies Inc Class A	23,251	6,438,202
Xylem Inc/NY	35,162	4,977,533
		36,286,201
Professional Services - 2.9%
KBR Inc	69,494	3,506,667
Parsons Corp (a)	4,761	381,356
		3,888,023
Trading Companies & Distributors - 5.6%
Core & Main Inc Class A (a)	118,317	7,657,476
TOTAL INDUSTRIALS		65,174,823

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Badger Meter Inc	7,369	1,347,937
Materials - 2.1%
Chemicals - 2.1%
Ecolab Inc	10,560	2,925,542
Utilities - 9.3%
Water Utilities - 9.3%
American Water Works Co Inc	37,154	5,331,971
Essential Utilities Inc	186,777	7,379,559
		12,711,530
TOTAL UNITED STATES		83,266,099
TOTAL COMMON STOCKS (Cost $104,490,117)		132,986,331

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $2,811,423)	4.36	2,810,861	2,811,423

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $107,301,540)	135,797,754
NET OTHER ASSETS (LIABILITIES) - 0.2%	296,321
NET ASSETS - 100.0%	136,094,075

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,579,571	11,286,138	10,054,286	32,819	-	-	2,811,423	2,810,861	0.0%
Total	1,579,571	11,286,138	10,054,286	32,819	-	-	2,811,423

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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